Schedule III - Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Under Operating Leases
Schedule Of Real Estate
Balance at beginning of year	$ 646,482	$ 560,592	$ 525,607
Additions/capital expenditures	1,777,443	107,484	67,787
Dispositions	(75,548)	(22,106)	(18,896)
Foreign currency translation adjustment	13,263	(1,837)	(2,142)
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale	(17,681)	20,105	1,790
Deconsolidation of real estate asset		(5,938)
Impairment charges	(12,346)	(11,818)	(13,554)
Balance at end of year	2,331,613	646,482	560,592
Reconciliation of Real Estate Accumulated Depreciation
Balance at beginning of year	118,054	108,032	100,247
Depreciation expense	24,302	15,179	13,437
Dispositions	(22,947)	(5,785)	(5,000)
Foreign currency translation adjustment	358	(396)	(839)
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale	(3,692)	2,339	187
Deconsolidation of real estate asset		(1,315)
Balance at end of year	116,075	118,054	108,032
Operating real estate
Schedule Of Real Estate
Balance at beginning of year	109,875	109,851	85,927
Additions/capital expenditures	295	24	23,924
Impairment charges	(10,467)	0	0
Balance at end of year	99,703	109,875	109,851
Reconciliation of Real Estate Accumulated Depreciation
Balance at beginning of year	17,121	14,280	12,039
Depreciation expense	2,872	2,841	2,241
Balance at end of year	$ 19,993	$ 17,121	$ 14,280